Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash		$ 2,605,111	$ 230,563
Restricted cash		321,206
Investment in films-current		1,077,457	885,800
Accounts receivable		35,914,321	24,302,942
Operating lease income receivable - related parties		92,587
Deferred operating lease income receivable current - related parties		1,012,131
Digital assets			140,586
Asset held for sale		9,999,600
TOTAL CURRENT ASSETS		67,539,837	40,932,053
Property and equipment, net		1,196,399	465,378
Investment in films - non-current			535,857
Goodwill		2,042,611
Deferred operating lease income receivable non-current - related parties		1,060,756
Operating right-of-use assets		42,253,187	35,273
Other non-current assets		791,904	266,196
TOTAL ASSETS		114,884,694	42,234,757
CURRENT LIABILITIES:
Short-term bank loans		4,778,324	4,251,982
Long-term bank loans -current portion		731,476	415,566
Contract liability		1,872,503	3,171,786
Taxes payable		4,531,714	4,117,521
Operating lease liability - current		27,844	45,269
TOTAL CURRENT LIABILITIES		45,961,493	25,391,116
Long-term bank loans		2,327,042	1,518,467
Operating lease liability - non-current		44,982,694
TOTAL LIABILITIES		93,271,229	26,909,583
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 264,400,000 Class A ordinary shares authorized; 16,362,733 and 3,362,733 Class A ordinary shares issued and outstanding as of June 30, 2025 and 2024, respectively; 30,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2025 and 2024, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of June 30, 2025 and 2024)*	[1]	169,390	39,390
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		55,369,555	42,459,143
Statutory reserve		1,576,512	1,538,443
Accumulated deficit		(33,932,953)	(27,006,989)
Accumulated other comprehensive loss		(1,585,437)	(1,705,614)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		21,581,626	15,308,932
Non-controlling interests		31,839	16,242
TOTAL SHAREHOLDERS’ EQUITY		21,613,465	15,325,174
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		114,884,694	42,234,757
Third Parties
CURRENT ASSETS:
Accounts receivable		35,744,267	22,174,192
Advances to suppliers		13,412,095	12,697,192
Prepaid expenses and other current assets		2,649,182	2,025,820
CURRENT LIABILITIES:
Accounts payable		32,216,337	11,807,997
Contract liability		1,872,503	265,577
Accrued liabilities and other payables		1,447,907	190,480
Related Parties
CURRENT ASSETS:
Accounts receivable		170,054	2,128,750
Advances to suppliers		455,079
Due from related parties			649,150
Prepaid expenses and other current assets		1,068
CURRENT LIABILITIES:
Accounts payable		157,644
Contract liability			2,906,209
Due to related parties		185,062
Accrued liabilities and other payables		$ 12,682	$ 1,390,515

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023